American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
May 31, 2023

Avantis Short-Term Fixed Income ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
CORPORATE BONDS — 66.0%
Aerospace and Defense — 0.7%
General Dynamics Corp., 3.50%, 5/15/25	806,000	790,343
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	780,000	756,077
		1,546,420
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., 2.20%, 9/1/24	809,000	781,854
United Parcel Service, Inc., 3.90%, 4/1/25	1,050,000	1,035,390
		1,817,244
Automobiles — 1.6%
American Honda Finance Corp., 2.15%, 9/10/24	617,000	593,754
American Honda Finance Corp., 1.00%, 9/10/25	1,066,000	978,431
American Honda Finance Corp., 4.70%, 1/12/28	250,000	250,732
General Motors Financial Co., Inc., 4.00%, 1/15/25	600,000	585,277
General Motors Financial Co., Inc., 2.70%, 8/20/27	500,000	445,952
Toyota Motor Corp., 2.36%, 7/2/24	936,000	908,644
		3,762,790
Banks — 13.1%
African Development Bank, 3.00%, 9/20/23	306,000	303,487
African Development Bank, 0.875%, 7/22/26	300,000	270,861
Asian Development Bank, 0.25%, 10/6/23	439,000	431,214
Asian Development Bank, 2.625%, 1/30/24	355,000	348,682
Asian Development Bank, 0.375%, 6/11/24	100,000	95,332
Asian Infrastructure Investment Bank, 0.25%, 9/29/23	434,000	426,633
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	165,000	160,382
Asian Infrastructure Investment Bank, 0.50%, 10/30/24	1,104,000	1,037,609
Asian Infrastructure Investment Bank, 0.50%, 1/27/26	350,000	316,134
Asian Infrastructure Investment Bank, 3.75%, 9/14/27(1)	1,300,000	1,279,238
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	154,000	153,462
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	400,000	389,228
Bank of Montreal, 1.25%, 9/15/26	1,250,000	1,105,328
Bank of Nova Scotia, 2.70%, 8/3/26	609,000	565,365
Barclays PLC, 3.65%, 3/16/25	1,050,000	1,008,885
Citigroup, Inc., 3.30%, 4/27/25	1,188,000	1,153,477
Commonwealth Bank of Australia, 5.08%, 1/10/25	525,000	526,439
Cooperatieve Rabobank UA, 3.375%, 5/21/25	1,500,000	1,448,234
Council Of Europe Development Bank, 0.25%, 6/10/23	24,000	23,970
Council Of Europe Development Bank, 1.375%, 2/27/25	214,000	202,525
Discover Bank, 2.45%, 9/12/24	800,000	756,114
European Bank for Reconstruction & Development, 0.25%, 7/10/23	40,000	39,770
European Bank for Reconstruction & Development, 0.50%, 5/19/25	500,000	462,277
European Investment Bank, 1.375%, 3/15/27	230,000	208,714
Export Development Canada, 2.625%, 2/21/24	100,000	98,123
HSBC Holdings PLC, 3.90%, 5/25/26	300,000	289,471
Inter-American Development Bank, 0.25%, 11/15/23	182,000	177,745
International Bank for Reconstruction & Development, 2.50%, 3/19/24	350,000	342,592
International Bank for Reconstruction & Development, 1.50%, 8/28/24	1,125,000	1,079,403
International Bank for Reconstruction & Development, 0.875%, 7/15/26	40,000	36,252
International Finance Corp., 2.875%, 7/31/23	152,000	151,351
JPMorgan Chase & Co., 3.90%, 7/15/25	988,000	970,839

Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	525,000	505,135
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	453,000	428,461
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	268,000	247,552
Mizuho Financial Group, Inc., 3.66%, 2/28/27	1,000,000	951,291
National Australia Bank Ltd., 2.50%, 7/12/26	1,550,000	1,449,184
National Australia Bank Ltd., 4.94%, 1/12/28	775,000	782,389
Nordic Investment Bank, 0.50%, 1/21/26	250,000	226,901
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	955,000	905,394
PNC Bank NA, 2.50%, 8/27/24	1,100,000	1,053,667
PNC Bank NA, 2.95%, 2/23/25	450,000	427,181
Royal Bank of Canada, 6.00%, 11/1/27	800,000	829,366
Santander Holdings USA, Inc., 4.50%, 7/17/25	834,000	807,545
Toronto-Dominion Bank, 4.11%, 6/8/27	1,150,000	1,107,311
US Bancorp, 3.95%, 11/17/25	1,000,000	964,366
Wells Fargo & Co., 3.00%, 10/23/26	1,250,000	1,166,788
Westpac Banking Corp., 2.85%, 5/13/26	1,850,000	1,755,843
Westpac Banking Corp., 5.46%, 11/18/27	500,000	516,386
		29,983,896
Beverages — 0.8%
Coca-Cola Co., 1.00%, 3/15/28	215,000	185,905
Constellation Brands, Inc., 4.40%, 11/15/25	715,000	703,626
Diageo Capital PLC, 5.30%, 10/24/27	800,000	823,660
		1,713,191
Biotechnology — 0.3%
AbbVie, Inc., 3.20%, 5/14/26	610,000	585,794
Broadline Retail — 1.2%
Amazon.com, Inc., 2.80%, 8/22/24	718,000	699,866
Amazon.com, Inc., 5.20%, 12/3/25	225,000	228,308
Amazon.com, Inc., 3.15%, 8/22/27	2,000,000	1,909,101
		2,837,275
Capital Markets — 2.8%
Bank of New York Mellon Corp., 1.60%, 4/24/25	1,000,000	940,138
Charles Schwab Corp., 3.75%, 4/1/24(1)	100,000	98,221
Charles Schwab Corp., 3.85%, 5/21/25	463,000	448,006
CME Group, Inc., 3.00%, 3/15/25	1,850,000	1,789,380
Goldman Sachs Group, Inc., 3.85%, 1/26/27	950,000	913,172
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	197,628
Lazard Group LLC, 3.75%, 2/13/25	667,000	640,351
State Street Corp., 3.55%, 8/18/25	1,369,000	1,332,302
		6,359,198
Chemicals — 0.1%
Linde, Inc., 2.65%, 2/5/25	313,000	301,161
Construction Materials — 0.5%
Vulcan Materials Co., 5.80%, 3/1/26	1,200,000	1,203,573
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp., 2.75%, 5/18/24	1,500,000	1,464,308
Dollar Tree, Inc., 4.00%, 5/15/25	1,293,000	1,264,385
Target Corp., 2.25%, 4/15/25	1,620,000	1,547,641
Walmart, Inc., 3.30%, 4/22/24	565,000	556,699
Walmart, Inc., 2.85%, 7/8/24	800,000	782,326
		5,615,359
Containers and Packaging — 0.2%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	46,000	44,675
Packaging Corp. of America, 3.65%, 9/15/24	500,000	489,475
		534,150

Diversified Consumer Services — 0.1%
Yale University, 0.87%, 4/15/25	300,000	279,353
Diversified REITs — 1.3%
ERP Operating LP, 3.375%, 6/1/25	463,000	447,236
Host Hotels & Resorts LP, 3.875%, 4/1/24	850,000	837,524
Spirit Realty LP, 4.45%, 9/15/26	322,000	308,043
Ventas Realty LP, 3.85%, 4/1/27	700,000	662,048
WP Carey, Inc., 4.00%, 2/1/25	763,000	742,304
		2,997,155
Electric Utilities — 2.5%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	1,588,000	1,563,254
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	242,000	229,346
DTE Electric Co., Series A, 1.90%, 4/1/28	350,000	310,618
Edison International, 4.70%, 8/15/25	1,050,000	1,032,960
Entergy Louisiana LLC, 2.40%, 10/1/26	450,000	415,820
Florida Power & Light Co., 5.05%, 4/1/28	100,000	102,292
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	66,000	59,330
Pacific Gas & Electric Co., 5.45%, 6/15/27	1,000,000	985,678
Public Service Electric & Gas Co., 2.25%, 9/15/26	100,000	92,418
Sierra Pacific Power Co., 2.60%, 5/1/26	675,000	635,585
Southwestern Electric Power Co., 1.65%, 3/15/26	414,000	376,360
		5,803,661
Electronic Equipment, Instruments and Components — 0.9%
Avnet, Inc., 4.625%, 4/15/26	285,000	277,147
Flex Ltd., 3.75%, 2/1/26	293,000	279,484
Jabil, Inc., 1.70%, 4/15/26	705,000	634,763
Keysight Technologies, Inc., 4.55%, 10/30/24	848,000	835,200
		2,026,594
Financial Services — 1.0%
National Rural Utilities Cooperative Finance Corp., 3.40%, 2/7/28	250,000	236,255
Visa, Inc., 3.15%, 12/14/25	2,000,000	1,936,759
Voya Financial, Inc., 3.65%, 6/15/26	15,000	14,203
		2,187,217
Food Products — 0.5%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	1,059,000	978,030
Hershey Co., 2.05%, 11/15/24	123,000	118,344
		1,096,374
Gas Utilities — 0.6%
Southern California Gas Co., 3.15%, 9/15/24	1,450,000	1,416,434
Ground Transportation — 1.1%
Canadian National Railway Co., 2.75%, 3/1/26(1)	1,625,000	1,545,747
Ryder System, Inc., 2.50%, 9/1/24	598,000	576,032
Ryder System, Inc., 3.35%, 9/1/25	374,000	357,531
		2,479,310
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc., 2.60%, 8/15/26	9,000	8,344
Medtronic Global Holdings SCA, 4.25%, 3/30/28	1,200,000	1,184,441
		1,192,785
Health Care Providers and Services — 3.5%
Aetna, Inc., 3.50%, 11/15/24	1,140,000	1,111,746
Cardinal Health, Inc., 3.50%, 11/15/24	1,187,000	1,152,654
CVS Health Corp., 2.875%, 6/1/26	70,000	66,237
HCA, Inc., 5.25%, 6/15/26	270,000	268,226
HCA, Inc., 4.50%, 2/15/27	950,000	926,649
Humana, Inc., 5.70%, 3/13/26	1,050,000	1,053,524

Laboratory Corp. of America Holdings, 3.60%, 2/1/25	1,200,000	1,165,162
Quest Diagnostics, Inc., 3.45%, 6/1/26	627,000	602,077
UnitedHealth Group, Inc., 3.50%, 2/15/24	1,600,000	1,579,152
		7,925,427
Hotels, Restaurants and Leisure — 1.6%
Booking Holdings, Inc., 3.65%, 3/15/25	425,000	416,315
Booking Holdings, Inc., 3.60%, 6/1/26	1,350,000	1,308,201
Expedia Group, Inc., 4.625%, 8/1/27	1,143,000	1,114,087
Hyatt Hotels Corp., 4.85%, 3/15/26	365,000	359,880
Starbucks Corp., 3.80%, 8/15/25	393,000	384,291
		3,582,774
Household Durables — 0.9%
Lennar Corp., 4.75%, 5/30/25	400,000	394,314
Lennar Corp., 5.25%, 6/1/26	600,000	599,750
PulteGroup, Inc., 5.00%, 1/15/27	1,100,000	1,094,593
		2,088,657
Industrial Conglomerates — 0.7%
3M Co., 2.65%, 4/15/25(1)	1,600,000	1,533,214
Insurance — 1.1%
Allstate Corp., 0.75%, 12/15/25	1,250,000	1,124,176
Chubb INA Holdings, Inc., 3.35%, 5/15/24	1,350,000	1,323,173
		2,447,349
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 3.50%, 8/15/27	1,500,000	1,441,769
IT Services — 1.5%
International Business Machines Corp., 3.625%, 2/12/24	650,000	641,928
International Business Machines Corp., 7.00%, 10/30/25	350,000	368,481
International Business Machines Corp., 4.50%, 2/6/28	750,000	743,091
VeriSign, Inc., 5.25%, 4/1/25	1,650,000	1,642,311
		3,395,811
Machinery — 1.0%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	363,000	356,641
Caterpillar Financial Services Corp., 1.45%, 5/15/25	773,000	724,797
Cummins, Inc., 0.75%, 9/1/25	900,000	823,502
PACCAR Financial Corp., 2.15%, 8/15/24	351,000	338,852
		2,243,792
Media — 0.9%
Comcast Corp., 3.375%, 8/15/25	1,406,000	1,366,085
Discovery Communications LLC, 4.90%, 3/11/26	795,000	785,136
		2,151,221
Metals and Mining — 1.0%
ArcelorMittal SA, 4.55%, 3/11/26(1)	320,000	313,188
BHP Billiton Finance USA Ltd., 6.42%, 3/1/26	300,000	310,381
BHP Billiton Finance USA Ltd., 4.75%, 2/28/28	1,750,000	1,762,943
		2,386,512
Multi-Utilities — 0.5%
Black Hills Corp., 3.15%, 1/15/27	92,000	86,245
Consumers Energy Co., 4.65%, 3/1/28	1,000,000	1,004,910
Sempra Energy, 3.25%, 6/15/27	64,000	59,774
		1,150,929
Oil, Gas and Consumable Fuels — 5.9%
Boardwalk Pipelines LP, 4.45%, 7/15/27	750,000	725,380
BP Capital Markets America, Inc., 3.02%, 1/16/27	1,025,000	971,575
BP Capital Markets America, Inc., 3.59%, 4/14/27	1,100,000	1,060,591
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,100,000	1,091,515

Chevron Corp., 2.90%, 3/3/24	66,000	64,944
Continental Resources, Inc., 4.375%, 1/15/28	500,000	470,383
Coterra Energy, Inc., 3.90%, 5/15/27	75,000	71,236
Energy Transfer LP, 4.75%, 1/15/26	888,000	875,320
Energy Transfer LP, 5.50%, 6/1/27	400,000	401,260
Energy Transfer LP, 5.55%, 2/15/28	500,000	501,713
Enterprise Products Operating LLC, 3.90%, 2/15/24	145,000	143,214
Equinor ASA, 3.70%, 3/1/24	841,000	830,461
Equinor ASA, 7.25%, 9/23/27	300,000	333,352
Exxon Mobil Corp., 2.99%, 3/19/25	800,000	776,175
Marathon Oil Corp., 4.40%, 7/15/27(1)	1,094,000	1,053,772
Phillips 66, 3.85%, 4/9/25	480,000	468,812
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/26	625,000	604,464
Targa Resources Corp., 5.20%, 7/1/27	1,100,000	1,086,455
TotalEnergies Capital International SA, 2.43%, 1/10/25	875,000	840,757
Williams Cos., Inc., 4.00%, 9/15/25	1,188,000	1,155,452
		13,526,831
Personal Care Products†
Estee Lauder Cos., Inc., 2.00%, 12/1/24	98,000	94,062
Pharmaceuticals — 3.1%
Astrazeneca Finance LLC, 0.70%, 5/28/24	650,000	620,835
Astrazeneca Finance LLC, 1.20%, 5/28/26	499,000	451,971
Bristol-Myers Squibb Co., 2.90%, 7/26/24	431,000	420,942
Bristol-Myers Squibb Co., 3.45%, 11/15/27	1,500,000	1,446,607
GlaxoSmithKline Capital PLC, 3.00%, 6/1/24	537,000	525,411
Novartis Capital Corp., 1.75%, 2/14/25	1,413,000	1,346,136
Pfizer, Inc., 2.95%, 3/15/24	1,205,000	1,183,769
Royalty Pharma PLC, 1.20%, 9/2/25	1,270,000	1,148,297
		7,143,968
Real Estate Management and Development — 0.2%
CBRE Services, Inc., 4.875%, 3/1/26	409,000	401,943
Residential REITs — 0.7%
AvalonBay Communities, Inc., 2.95%, 5/11/26	775,000	731,570
UDR, Inc., 3.50%, 7/1/27	800,000	752,618
		1,484,188
Retail REITs — 1.5%
Federal Realty Investment Trust, 3.25%, 7/15/27	750,000	687,312
Kimco Realty OP LLC, 3.30%, 2/1/25	1,088,000	1,046,131
NNN REIT, Inc., 3.50%, 10/15/27	500,000	464,682
Realty Income Corp., 3.875%, 4/15/25	1,300,000	1,266,262
		3,464,387
Semiconductors and Semiconductor Equipment — 2.6%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,125,000	1,082,086
Intel Corp., 3.40%, 3/25/25	1,000,000	977,308
Intel Corp., 4.875%, 2/10/28	950,000	957,373
Lam Research Corp., 3.80%, 3/15/25	350,000	343,997
Marvell Technology, Inc., 1.65%, 4/15/26	380,000	343,529
Micron Technology, Inc., 4.98%, 2/6/26	595,000	591,177
Micron Technology, Inc., 4.19%, 2/15/27	750,000	722,948
Xilinx, Inc., 2.95%, 6/1/24	950,000	927,178
		5,945,596
Software — 0.2%
Oracle Corp., 2.50%, 4/1/25	500,000	476,881
Specialized REITs — 1.0%
American Tower Corp., 3.65%, 3/15/27	525,000	496,351

American Tower Corp., 3.55%, 7/15/27	600,000	561,451
Crown Castle, Inc., 4.45%, 2/15/26	1,175,000	1,154,553
Crown Castle, Inc., 3.70%, 6/15/26	42,000	40,259
		2,252,614
Specialty Retail — 1.4%
AutoNation, Inc., 3.50%, 11/15/24	800,000	773,252
AutoZone, Inc., 3.75%, 6/1/27	338,000	325,138
Home Depot, Inc., 3.00%, 4/1/26	1,000,000	965,619
Ross Stores, Inc., 4.60%, 4/15/25	1,038,000	1,026,932
		3,090,941
Technology Hardware, Storage and Peripherals — 2.0%
Apple, Inc., 3.00%, 2/9/24	147,000	145,123
Apple, Inc., 3.45%, 5/6/24	1,750,000	1,720,926
Dell International LLC / EMC Corp., 6.02%, 6/15/26	1,258,000	1,288,003
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,429,000	1,420,158
		4,574,210
Textiles, Apparel and Luxury Goods — 0.6%
Ralph Lauren Corp., 3.75%, 9/15/25	1,320,000	1,283,693
Trading Companies and Distributors — 0.4%
Air Lease Corp., 3.25%, 3/1/25	850,000	809,784
Air Lease Corp., 2.875%, 1/15/26	50,000	46,515
		856,299
TOTAL CORPORATE BONDS (Cost $152,596,662)		150,682,002
U.S. TREASURY SECURITIES AND EQUIVALENTS — 30.1%
Israel Government AID Bond, 5.50%, 9/18/23	32,000	31,998
U.S. Treasury Notes, 0.125%, 8/31/23	4,250,000	4,194,436
U.S. Treasury Notes, 0.125%, 10/15/23	3,400,000	3,334,983
U.S. Treasury Notes, 2.75%, 11/15/23	3,100,000	3,064,587
U.S. Treasury Notes, 0.125%, 12/15/23	3,150,000	3,063,824
U.S. Treasury Notes, 0.875%, 1/31/24	3,100,000	3,010,851
U.S. Treasury Notes, 0.125%, 2/15/24	1,965,000	1,894,218
U.S. Treasury Notes, 1.50%, 2/29/24	2,600,000	2,528,287
U.S. Treasury Notes, 2.375%, 2/29/24	2,260,000	2,212,585
U.S. Treasury Notes, 0.375%, 4/15/24	2,450,000	2,348,654
U.S. Treasury Notes, 0.25%, 6/15/24	2,025,000	1,925,113
U.S. Treasury Notes, 0.375%, 7/15/24	2,125,000	2,018,003
U.S. Treasury Notes, 2.375%, 8/15/24	2,100,000	2,036,467
U.S. Treasury Notes, 2.125%, 9/30/24	2,500,000	2,412,305
U.S. Treasury Notes, 4.25%, 9/30/24	3,000,000	2,975,332
U.S. Treasury Notes, 1.50%, 10/31/24	2,150,000	2,053,796
U.S. Treasury Notes, 1.50%, 11/30/24	2,220,000	2,116,805
U.S. Treasury Notes, 1.125%, 1/15/25	2,000,000	1,890,234
U.S. Treasury Notes, 1.50%, 2/15/25	2,000,000	1,899,180
U.S. Treasury Notes, 2.75%, 2/28/25	2,000,000	1,939,805
U.S. Treasury Notes, 0.25%, 10/31/25	3,100,000	2,821,363
U.S. Treasury Notes, 0.375%, 9/30/27	4,200,000	3,622,008
U.S. Treasury Notes, 0.625%, 11/30/27	4,985,000	4,328,479
U.S. Treasury Notes, 0.75%, 1/31/28	5,050,000	4,393,303
U.S. Treasury Notes, 1.125%, 2/29/28	5,050,000	4,464,516
U.S. Treasury Notes, 1.25%, 4/30/28	2,300,000	2,038,645
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $69,587,261)		68,619,777
U.S. GOVERNMENT AGENCY SECURITIES — 2.5%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	51,000	50,024

Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	250,000	236,435
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	198,000	199,302
FHLB, 0.125%, 6/2/23	100,000	99,967
FHLB, 3.375%, 12/8/23	250,000	247,678
FHLB, 3.625%, 2/28/24	1,000,000	986,668
FHLB, 5.42%, 3/6/24	600,000	598,205
FHLB, 1.50%, 8/15/24	170,000	163,150
FHLB, 2.75%, 12/13/24	120,000	116,326
FHLB, 2.375%, 3/14/25	200,000	192,110
FHLB, 3.125%, 6/13/25	25,000	24,346
FHLMC, 0.125%, 10/16/23	104,000	102,038
FHLMC, 0.25%, 11/6/23	104,000	101,814
FHLMC, 0.25%, 12/4/23	100,000	97,381
FHLMC, 5.31%, 11/15/24	750,000	744,570
FHLMC, 4.00%, 11/25/24	550,000	538,920
FHLMC, 0.375%, 7/21/25	115,000	105,471
FNMA, 0.25%, 7/10/23	152,000	151,149
FNMA, 2.625%, 9/6/24	675,000	657,042
FNMA, 1.625%, 1/7/25	250,000	238,299
FNMA, 0.375%, 8/25/25	25,000	22,869
Tennessee Valley Authority, 0.75%, 5/15/25	125,000	116,020
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,886,921)		5,789,784
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Sweden — 0.4%
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	490,975
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	326,681
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $822,005)		817,656
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio(2)	1,873,683	1,873,683
Treasury Bills(3) — 0.1%
U.S. Treasury Bills, 5.57%, 6/27/23	100,000	99,635
TOTAL SHORT-TERM INVESTMENTS (Cost $1,973,292)		1,973,318
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $230,866,141)		227,882,537
OTHER ASSETS AND LIABILITIES — 0.1%		254,632
TOTAL NET ASSETS — 100.0%		$228,137,169

NOTES TO SCHEDULE OF INVESTMENTS
AID	–	Agency for International Development
Equivalent	–	Security whose payments are secured by the U.S. Treasury
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,208,058. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,283,999, which includes securities collateral of $410,316.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.